Provisions	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Provisions

27. PROVISIONS

	2020	2019
Labor and social security	100,076	118,602
Environmental restoration	290,096	533,434
Civil and other	97,294	106,907

Total	487,466	758,943

Changes in provisio
n
s are as follows:

	Labor and social security	Environmental restoration	Civil and other	Total
Balance as of January 1, 2019	100,125	389,788	122,949	612,862
Increases (*)	44,143	215,168	11,903	271,214
Decreases (**)	(25,666)	(71,522)	(27,945)	(125,133)

Balance as of December 31, 2019	118,602	533,434	106,907	758,943
Increases / Recoveries (*) (***)	(12,634)	(219,577)	7,619	(224,592)
Decreases (**)	(5,892)	(23,761)	(17,232)	(46,885)

Balance as of December 31, 2020	100,076	290,096	97,294	487,466

(*)	Includes the inflation adjustment effect.
(**)	Includes allocation of provisions for specific purposes.
(***)
The recovery of the environmental provision is connected to changes in the measurement of liabilities arising from the estimated restoration schedule and the discount rates used as of December 31, 2020, the effect of which has been deducted from the cost of the relevant assets.

The provision for labor and social security claims represents the present value of the best estimate of future cash flows that will be required for the Group to cover labor and social security litigations. All the provisioned claims are of a similar nature and none of them is individually significant.
Environmental provisions are the provisions made to affor
d
 the estimated expenses for the environmental recovery and restoration of the mining areas.
The provision for civil and other claims represents the present value of the best estimate of future cash flows that will be required for the Group to cover tax, administrative and civil litigations. All the provisioned claims are of a similar nature and none of them is individually significant.
Based on management best estimates, and considering the opinion of the company external counsels, as of December 31, 2020 there are claims against the Group classified as possible contingencies. The potential risk amount of those claims is $ 551.3 million, mainly including $ 239.8 million related to tax contingencies, $ 150.8 million related to labor contingencies, and $ 160.7 million related to administrative and other proceedings. The Group has not recognized a provision for such possible claims, as it is not required under the IFRS. As of the date of issuance of these consolidated financial statements, the Group understands that there are no elements to determine other contingencies that could occur and have a negative impact on the consolidated financial statements.
Finally, in the normal course of its business, the Group selects tax criteria and accounting positions based on a reasonable interpretation of the current regulations, also taking into consideration the opinion of its tax and legal advisors along with the evidence available up to the date of issuance of these consolidated financial statements. Nevertheless, there are situations where the assessment of a third party and the actual existence of a damage for the Group are uncertain. In such cases, the Group has evaluated the issues considering their significance in relation to the consolidated financial statements and has not recognized a provision as it is not required by the current accounting standards.